REDEEMABLE PREFERRED STOCK, DEFICIT AND SHARE-BASED COMPENSATION EXPENSE - Preferred Stock Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity beginning balance (in shares)	10,500,440	7,479,862
Temporary equity beginning balance	$ 93,484	$ 68,533
Issued (in shares)	102,777	3,020,578
Issued	$ 788	$ 24,951
Converted to common shares in Merger (in shares)	(10,603,217)
Converted to common shares in Merger	$ (94,272)
Temporary equity ending balance (in shares)	0	10,500,440
Temporary equity ending balance	$ 0	$ 93,484